Financial Instruments - Summary of Net Debt to Equity Ratio (Detail)	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
Disclosure of net debt equity ratio [abstract]
Debt	$ 5,962,677,426	$ 6,443,075,258
Cash and cash equivalents	2,901,859,328	4,694,668,684	$ 1,480,095,848	$ 814,392,377
Net debt	3,060,818,098	1,748,406,574
Equity	$ 16,553,229,765	$ 14,130,938,289	$ 8,464,797,019	$ 9,445,683,135
Net debt to equity ratio	0.18	0.12